Securities and Exchange Commission

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Washington, D.C. 20549

Form N-1A

Registration Statement Under The Securities Act Of 1933 [X]

Pre-Effective Amendment No.   [   ]

Post-Effective Amendment No.  [35]

And

Registration Statement Under

The Investment Company Act Of 1940  [X]

Amendment No.  [38]

(Check Appropriate Box or Boxes.)

Upright Investments Trust

 (Exact Name of Registrant As Specified In Charter)

349 Ridgedale Ave.

East Hanover, NJ 07936

 (Address of Principal Executive Office)

Registrant's Telephone Number, Including Area Code:

973-533-1818

David Y.S. Chiueh

349 Ridgedale Ave.

East Hanover, NJ 07936

 (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  As soon as practicable following effective date.

It is proposed that this filing will become effective (check appropriate box):

/X/     immediately upon filing pursuant to paragraph (b)

/   /     on (date) pursuant to paragraph (b)

/   /     60 days after filing pursuant to paragraph (a)(1)

/   /     75 days after filing pursuant to paragraph (a)(2)

/   /     on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

/   /     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant declares hereby that an indefinite number or amount of its securities has been registered by this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of East Hanover and the state of New Jersey on March 15, 2021.

Upright Investments Trust

By:  /s/ David Y.S. Chiueh

David Y.S. Chiueh

President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature Date
/s/ David Y.S. Chiueh March 15, 2021
President, CFO and Trustee
/s/ Alice Chen March 15, 2021
Trustee
/s/ Chao Cho Yeh March 15, 2021
Trustee
/s/ Evelyn Kung March 15, 2021
Trustee